Nature of business and organization	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

MicroCloud Hologram Inc. (formerly known as Golden Path Acquisition Corporation) (“Golden Path” or “the Company”), a Cayman Islands exempted company, is a leading holographic digitalization technology service provider in China, which is committed to providing first-class holographic technology services to the customers worldwide.

MC Hologram Inc. (“MC”) is a holding company incorporated on November 10, 2020, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Quantum Edge HK Limited (“Mengyun HK”), which was established in Hong Kong on November 25, 2020. Mengyun HK is also a holding company holding all of the outstanding equity of Beijing Xihuiyun Technology Co., Ltd (“Beijing Xihuiyun”) which was established on May 11, 2021 under the law of the People’s Republic of China (“PRC” or “China”).

Reorganization

On September 10, 2021, MC completed a reorganization of entities under common control of its then existing shareholders, who collectively owned majority of the equity interests of MC. MC, Mengyun HK and Beijing Xihuiyun were established as the holding companies of Shanghai Mengyun Holographic Technology Co., Ltd. (“Shanghai Mengyun”). All of these entities are under common control as the same group of shareholders held more than 50% of the voting ownership interest of each entity which results in the consolidation of Shanghai Mengyun and its subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value.

After the reorganization, MC owns 100% equity interests of Mengyun HK, Mengyun HK owns 100% equity interests of Beijing Xihuiyun. Mengyun HK and Beijing Xihuiyun together own 100% equity interest of Shanghai Mengyun. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.

The Company, through its wholly owned subsidiaries, are mainly engaged in holographic technology: (1) Holographic solutions, and (2) Holographic technology service. The majority of Company’s business activities are carried out in Shenzhen, China.

As of December 31, 2025, there are 17 subsidiaries under the consolidation of MicroCloud Hologram Inc. (“MicroCloud”).

In March 2016, Shanghai Mengyun established wholly owned subsidiaries Shenzhen Mengyun Holographic Technology Co., Ltd. (“Shenzhen Mengyun”) and Mcloudvr Software Network Technology Co., Limited (“Mcloudvr Software”). Shenzhen Mengyun established Horgos Weiyi Software Technology Co., Ltd. (“Horgos Weiyi”) on September 6, 2016 and Shenzhen Yunao Hongxiang Technology Co., Ltd. (“Shenzhen Yunao”) on December 3, 2021. Shenzhen Mengyun and subsidiaries engaged in holographic integrated entertainment solutions.

On June 26, 2017, Shanghai Mengyun acquired Shenzhen Qianhaiyoushi Technology Co., Ltd. (“Qianhai Youshi”) and Qianhai Youshi’s subsidiary Kashgar Youshi Information Technology Co., Ltd. (“Kashgar Youshi”). Qianhai Youshi established wholly owned subsidiaries Horgos Youshi Information Technology Co., Ltd. (“Horgos Youshi”) in November 2020 and acquired Shenzhen Yijia Network Technology Co., Ltd. (“Yijia Network”) in July 2020. Qianhai Youshi and subsidiaries are mainly engaged in holographic content sales and SDK software services.

On July 1, 2020, Shenzhen Mengyun acquired Shenzhen Bowei BroadVision Technology Co., Ltd. (“Shenzhen Bowei”), Shenzhen Bowei established wholly owned subsidiaries Horgos BroadVision Technology Co., Ltd. (“Horgos Bowei”) and Broadvision Intelligence (Hong Kong), Ltd. (“Broadvision HK”) in November 2020. Shenzhen Bowei and subsidiaries are mainly engaged in holographic printed circuit board assembly (“PCBA”) solutions.

On October 1, 2020, Shenzhen Mengyun acquired Shenzhen Tianyuemeng Technology Co., Ltd. (“Shenzhen Tianyuemeng”). Shenzhen Tianyuemeng established Horgos Tianyuemeng Technology Co., Ltd. (“Horgos Tianyuemeng”) in October 2020 and Horgos Tianyuemeng Technology Co., Ltd.-Shenzhen Branch (“Horgos Tianyuemeng-SZ”) in March 2021, which was later dissolved on December 10, 2021. Shenzhen Tianyuemeng and subsidiary engaged in holographic advertising services and SDK software services.

On October 5, 2020, Shenzhen Mengyun acquired Mcloudvr Software Network Technology HK (“Mcloudvr HK”) for no consideration, which engaged in holographic integrated entertainment solutions, from the majority shareholder of Shanghai Mengyun, as of the acquisition date, there is no operation for Mcloudvr HK. Mcloudvr HK and another two investors established Ocean Cloud Technology Co., Limited. (“Ocean HK”) in November 2021 and Ocean HK established Shenzhen Haiyun Xinsheng Technology Co., Ltd. (“Shenzhen Haiyun”) in December 2021. On January 18, 2022, Shenzhen Haiyun acquired Shenzhen Tata Mutual Entertainment Information Technology Co., Ltd. (“Shenzhen Tata”) for RMB 4 (USD 0.62) from four third parties. Shenzhen Tata further established Horgos Tata Mutual Entertainment Information Technology Co., Ltd. (“Horgos Tata”) on March 22, 2022. On June 30, 2022, Shenzhen Haiyun transferred Shenzhen Tata and its subsidiary to a third party for RMB 1 (USD 0.15). On January 29, 2022, Shenzhen Haiyun established Shenzhen Youmi Technology Co., Ltd. (“Shenzhen Youmi”) under the law of PRC. Shenzhen Youmi further established Horgos Youmi Technology Co., Ltd. (“Horgos Youmi”) on March 17, 2022. On February 18, 2022, Shenzhen Haiyun established Shenzhen Yushian Technology Co., Ltd. (“Shenzhen Yushian”) under the law of PRC. Shenzhen Yushian further established Horgos Yushian Technology Co., Ltd. (“Horgos Yushian”) on March 24, 2022.

On June 24, 2021 Shanghai Mengyun established Quanyou Vision Technology Co., Ltd (“Shanghai Quanyou”), which primarily engages in software development and was later dissolved on September 1, 2021.

On July 31, 2022, Shenzhen Haiyun acquired Beijing Weixiaohai Technology Co., Ltd. (“Beijing Weixiaohai”), which engaged in advertising service. On October 1, 2022, Shenzhen Haiyun transferred Beijing Weixiaohai to a third party for RMB 1.

On May 31, 2023, Shenzhen Haiyun transferred Shenzhen Youmi and Horgos Youmi to a third party for RMB 10.

On September 30, 2023, Shanghai Mengyun transferred Qianhai Youshi, Yijia Network, Horgos Youshi, Kashgar Youshi to a third party for RMB 7,000,000.

On September 30, 2023, Shenzhen Mengyun transferred Shenzhen Tianyuemeng and Horgos Tianyuemeng to a third party for RMB 3,000,000.

On February 26, 2024, Shenzhen Haiyun established Shenzhen Haiyun Xingchen Technology Co., Ltd. (“Haiyun Xingchen”) under the law of PRC. On March 1, 2024, Haiyun Xingchen acquired Yichang Ji Yue Technology Ltd. (“Yichang Ji Yue”), which engaged in advertising service.

In May 2024, Horgos Weiyi Software Technology Co., Ltd and Horgos BroadVision Technology Co., Ltd. dissolved.

On March 18, 2025, MC established a fully owned subsidiary HaiYun Group Investment Ltd. (“HaiYun Group”) in the British Virgin Islands.

On May 7, 2025, HaiYun Group established a fully owned subsidiary HaiCloud Technology Inc. (“HaiCloud Inc”) in Cayman Islands. On August 11, 2025, HaiYun Group owned 65% equity of HaiCloud Inc as the result of the equity structure adjustment of HaiCloud Inc.

On May 27, 2025, HaiCloud Inc established a fully owned subsidiary HaiCloud Technology Limited. (“HaiCloud Ltd”) in Hong Kong.

On June 27, 2025, HaiCloud Ltd established a wholly-owned subsidiary ShenZhen HaiYun Zhichuang Technology Ltd. (“HaiYun Zhichuang”).

On July 3, 2025, Haiyun Xingchen acquired 100% equity of Shanghai Kuosou Technology Ltd (“Shanghai Kuosou”).

On September 30, 2025, we disposed of all our equity interests in Yichang Ji Yue and BeiJing Ji Yue.

The accompanying consolidated financial statements reflect the activities of MicroCloud and each of the following entities as of December 31, 2025:

The consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background		Ownership
MC Hologram Inc (“MC”)	-	A Cayman Islands company	100% owned by MicroCloud
	-	Formed on November 10, 2020
	-	Registered capital of USD 50,000
	-	Primarily engages in holographic integrated solutions.

Quantum Edge HK Limited (“Mengyun HK”)	-	A Hong Kong company	100% owned by MC
	-	Formed on November 25, 2020
	-	Registered capital of HK 10,000
	-	A holding company

Beijing Xihuiyun Technology Co., Ltd. (“Beijing Xihuiyun”)	-	A PRC limited liability company	100% owned by Mengyun HK
	-	Formed on May 11, 2021
	-	Registered capital of USD 30,000,000
	-	A holding company

Shanghai Mengyun Holographic Technology Co., Ltd. (“Shanghai Mengyun”)	-	A PRC limited liability company	81.63% owned by Beijing Xihuiyun and 18.37% owned by Mengyun HK
	-	Formed on March 24, 2016
	-	Registered capital of RMB 27,000,000
	-	Primarily engages in holographic integrated solutions.

Shenzhen Mengyun Holographic Technology Co., Ltd. (“Shenzhen Mengyun”)	-	A PRC limited liability company	100% owned by Shanghai Mengyun
	-	Formed on March 15, 2016
	-	Registered capital of RMB 10,000,000
	-	Primarily engages in holographic integrated solutions.

Shenzhen BroadVision Technology Co., Ltd. (“Shenzhen Bowei”)	-	A PRC limited liability company	100% owned by Shenzhen Mengyun
	-	Formed on April 12, 2016
	-	Registered capital of RMB 10,000,000
	-	Primarily engages in holographic PCBA solutions.

Name	Background		Ownership
Mcloudvr Software Network Technology HK Co., Limited (“Mcloudvr HK”)	-	A Hong Kong company	100% owned by Shenzhen Mengyun
	-	Formed on February 2, 2016
	-	Registered capital of HKD 100,000
	-	Primarily engages in holographic integrated solutions.

Broadvision Intelligence (Hong Kong), Ltd. (“Broadvision HK”)	-	A Hong Kong company	100% owned by Shenzhen Bowei
	-	Formed on November 5, 2020
	-	Registered capital of HKD 10,000
	-	No operation

Ocean Cloud Technology Co., Limited. (“Ocean HK”)	-	A Hong Kong company	56% owned by Mcloudvr HK
	-	Formed on November 4, 2021
	-	Registered capital of HKD 10,000
	-	No operation

Shenzhen Haiyun Xinsheng Technology Co., Ltd. (“Shenzhen Haiyun”)	-	A PRC limited liability company	100% owned by Ocean HK
	-	Formed on December 3, 2021
	-	Registered capital of RMB 300,000
	-	No operation

Shenzhen Haiyun Xingchen Technology Co., Ltd. (“Haiyun Xingchen”)	-	A PRC limited liability company	100% owned by Shenzhen Haiyun
	-	Formed on February 26, 2024
	-	Registered capital of RMB 300,000
	-	No operation

Yichang Ji Yue Technology Ltd. (“Yichang Ji Yue”)	-	A PRC limited liability company	100% owned by Haiyun Xingchen
	-	Formed on January 18, 2021
	-	Registered capital of RMB 1,000,000
	-	Advertising service Disposed on September 30, 2025

BeiJing Ji Yue Technology Ltd. (“BeiJing Ji Yue”)	-	A PRC limited liability company	100% owned by Yichang Ji Yue
	-	Formed on July 24, 2018
	-	Registered capital of RMB 500,000
	-	Advertising service Disposed on September 30, 2025

Shenzhen Yushian Technology Co., Ltd. (“Shenzhen Yushian”)	-	A PRC limited liability company	100% owned by Shenzhen Haiyun
	-	Formed on February 18, 2022
	-	Registered capital of RMB 1,000,000
	-	Advertising service

HaiYun Group Investment Ltd. (“HaiYun Group”)	-	A BVI Business company	100% owned by MC
	-	Formed on March 18, 2025
	-	No operation

HaiCloud Technology Inc. (“HaiCloud Inc”)	-	A Cayman Islands company	65% owned by HaiYun Group
	-	Formed on May 7, 2025
	-	Primarily engages in holographic integrated solutions.

Name	Background		Ownership
HaiCloud Technology Limited. (“HaiCloud Ltd”)	-	A Hong Kong company	100% owned by HaiCloud Inc
	-	Formed on May 27, 2025
	-	Registered capital of HKD 1,000,000
	-	No operation

ShenZhen HaiYun Zhichuang Technology Ltd. (“HaiYun Zhichuang”)	-	A PRC limited liability company	100% owned by HaiCloud Ltd
	-	Formed on June 27, 2025
	-	Registered capital of RMB 1,000,000
	-	No operation

Shanghai Kuosou Technology Ltd. (“Shanghai Kuosou”)	-	A PRC limited liability company	100% owned by Haiyun Xingchen
	-	Formed on February 11, 2018
	-	Registered capital of RMB 1,000,000
	-	Primarily engages in Advertising service.